UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23198

Nuveen Preferred and Income 2022 Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPT	Nuveen Preferred and Income 2022 Term Fund Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 124.7% (98.9% of Total Investments)

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 95.8% (76.0% of Total Investments)

	Automobiles – 2.6%

$4,385	General Motors Financial Company Inc.	5.750%	N/A (3)	BB+	$4,316,484

	Banks – 35.0%

1,458	Bank of America Corporation	8.125%	N/A (3)	BBB–	1,460,916
211	Bank of America Corporation (3-Month LIBOR reference rate + 3.630% spread), (4)	5.989%	N/A (3)	BBB–	212,055
3,750	Bank of America Corporation	6.500%	N/A (3)	BBB–	3,975,000
2,415	Bank of America Corporation	6.300%	N/A (3)	BBB–	2,556,760
740	Bank of America Corporation	5.875%	N/A (3)	BBB–	739,075
2,000	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	2,339,311
2,480	Citigroup Inc.	6.125%	N/A (3)	BB+	2,591,600
270	Citigroup Inc.	5.950%	N/A (3)	BB+	279,112
3,005	Citigroup Inc.	5.875%	N/A (3)	BB+	3,087,637
1,500	Citizens Financial Group Inc.	5.500%	N/A (3)	BB+	1,537,500
2,000	Commerzbank AG, 144A	8.125%	9/19/23	BBB	2,312,573
750	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	954,090
3,585	JPMorgan Chase & Company	6.750%	N/A (3)	BBB–	3,894,206
4,140	JPMorgan Chase & Company	5.300%	N/A (3)	BBB–	4,264,200
1,320	KeyCorp	5.000%	N/A (3)	Baa3	1,290,300
6,500	Lloyds Bank PLC, 144A	12.000%	N/A (3)	BBB–	8,244,775
680	M&T Bank Corporation	6.450%	N/A (3)	Baa2	742,900
1,500	M&T Bank Corporation	5.125%	N/A (3)	Baa2	1,493,400
1,500	PNC Financial Services	5.000%	N/A (3)	Baa2	1,481,250
500	PNC Financial Services Inc.	6.750%	N/A (3)	Baa2	539,375
2,500	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	Ba2	3,137,500
850	SunTrust Bank Inc.	5.625%	N/A (3)	Baa3	868,402
1,100	SunTrust Bank Inc.	5.050%	N/A (3)	Baa3	1,084,930
500	US Bancorp, Convertible Bonds, Floating Rate	5.125%	N/A (3)	A3	512,500
1,500	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	1,486,875
2,150	Wells Fargo & Company (3-Month LIBOR reference rate + 3.770% spread), (4)	5.895%	N/A (3)	Baa2	2,174,188
1,525	Wells Fargo & Company	5.900%	N/A (3)	Baa2	1,551,688
2,715	Wells Fargo & Company	5.875%	N/A (3)	Baa2	2,810,027
	Total Banks				57,622,145

	Capital Markets – 7.4%

1,670	Bank of New York Mellon	4.950%	N/A (3)	Baa1	1,703,400
4,905	Goldman Sachs Group Inc.	5.375%	N/A (3)	Ba1	5,021,298
3,250	Goldman Sachs Group Inc.	5.300%	N/A (3)	Ba1	3,217,500
440	Morgan Stanley	5.550%	N/A (3)	BB+	451,000
1,800	State Street Corporation	5.250%	N/A (3)	Baa1	1,849,500
	Total Capital Markets				12,242,698

	Commercial Services & Supplies – 1.9%

3,000	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	3,180,000

	Consumer Finance – 2.5%

1,000	American Express Company	5.200%	N/A (3)	Baa2	1,011,250
600	American Express Company	4.900%	N/A (3)	Baa2	601,500
1,450	Capital One Financial Corporation	5.550%	N/A (3)	Baa3	1,493,500
1,075	Discover Financial Services	5.500%	N/A (3)	BB–	1,053,500
	Total Consumer Finance				4,159,750

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 5.8%

1,000	BNP Paribas, 144A	7.195%	N/A (3)	BBB	$1,097,500
1,000	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (3)	A	1,012,600
4,000	Rabobank Nederland, 144A	11.000%	N/A (3)	BBB	4,320,000
3,000	Voya Financial Inc.	5.650%	5/15/53	Baa3	3,057,000
	Total Diversified Financial Services				9,487,100

	Electric Utilities – 4.1%

1,270	Electricite de France, 144A	5.250%	N/A (3)	BBB	1,273,378
5,000	Emera, Inc.	6.750%	6/15/76	BBB–	5,410,000
	Total Electric Utilities				6,683,378

	Food Products – 5.2%

2,500	Dairy Farmers of America Inc., 144A	7.125%	N/A (3)	Baa3	2,737,500
1,450	Land O' Lakes Incorporated, 144A	8.000%	N/A (3)	BB	1,624,000
640	Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	726,400
3,080	Land O' Lakes Incorporated, 144A	7.250%	N/A (3)	BB	3,426,500
	Total Food Products				8,514,400

	Industrial Conglomerates – 4.6%

7,742	General Electric Capital Corporation	5.000%	N/A (3)	A–	7,664,580

	Insurance – 19.9%

1,030	Aegon NV	5.500%	4/11/48	Baa1	1,019,949
1,530	American International Group Inc.	5.750%	4/01/48	Baa2	1,537,650
4,290	Assurant Inc.	7.000%	3/27/48	Baa3	4,463,614
4,000	AXA SA	8.600%	12/15/30	A3	5,410,000
7,270	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	7,306,350
1,000	La Mondiale SAM, Reg S	7.625%	N/A (3)	BBB	1,030,000
1,000	MetLife Inc., 144A	9.250%	4/08/38	BBB	1,360,000
1,265	MetLife Inc.	5.875%	N/A (3)	BBB	1,293,146
1,735	MetLife Inc.	5.250%	N/A (3)	BBB	1,773,170
1,000	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,063,750
5,000	QBE Insurance Group Limited, 144A	7.500%	11/24/43	Baa2	5,579,400
818	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	872,487
	Total Insurance				32,709,516

	Metals & Mining – 2.7%

1,250	BHP Billiton Finance USA Limited, 144A	6.750%	10/19/75	A–	1,393,750
3,000	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	3,139,500
	Total Metals & Mining				4,533,250

	Oil, Gas & Consumable Fuels – 0.5%

865	Enterprise Products Operating LLP	5.250%	8/16/77	Baa2	833,851

	U.S. Agency – 3.6%

5,000	Farm Credit Bank of Texas	10.000%	N/A (3)	Baa1	5,875,000
	Total $1,000 Par (or similar) Institutional Preferred (cost $158,797,460)				157,822,152

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 28.9% (22.9% of Total Investments)

	Banks – 7.4%

6,500	AgriBank FCB, (5)	6.875%		BBB+	$702,000
44,373	Citigroup Inc.	7.125%		BB+	1,236,676
27,858	Cobank Agricultural Credit Bank, (5)	6.200%		BBB+	2,949,466
9,500	Cobank Agricultural Credit Bank, (5)	6.250%		BBB+	1,002,250
50,000	Fifth Third Bancorp.	6.625%		Baa3	1,419,000
75,000	Huntington BancShares Inc.	6.250%		Baa3	1,963,500
100,000	Regions Financial Corporation	6.375%		BB+	2,758,000
7,600	Wells Fargo & Company	6.625%		Baa2	208,316
	Total Banks				12,239,208

Shares	Description (1)	Coupon		Ratings (2)	Value

	Capital Markets – 5.9%

50,000	Morgan Stanley	7.125%		BB+	$1,407,000
181,800	Morgan Stanley	6.875%		BB+	4,999,500
16,400	Morgan Stanley	6.375%		BB+	438,536
69,700	Morgan Stanley	5.850%		BB+	1,787,805
42,821	State Street Corporation	5.350%		Baa1	1,098,787
	Total Capital Markets				9,731,628

	Food Products – 3.9%

46,859	CHS Inc.	7.875%		N/R	1,335,950
81,867	CHS Inc.	7.500%		N/R	2,256,255
75,000	CHS Inc.	7.100%		N/R	2,055,000
31,132	CHS Inc.	6.750%		N/R	819,083
	Total Food Products				6,466,288

	Insurance – 6.4%

73,215	Aspen Insurance Holdings Limited	5.950%		BBB–	1,870,643
74,900	Aspen Insurance Holdings Limited	5.625%		BBB–	1,811,082
78,986	Delphi Financial Group, Inc., (5)	2.323%		BB+	1,806,805
49,995	Hartford Financial Services Group Inc.	7.875%		BBB–	1,448,855
60,000	Maiden Holdings NA Limited	7.750%		N/R	1,273,800
53,716	Reinsurance Group of America Inc.	6.200%		BBB	1,429,920
35,002	Reinsurance Group of America, Inc.	5.750%		BBB	899,901
	Total Insurance				10,541,006

	Mortgage Real Estate Investment Trusts – 0.3%

20,787	Wells Fargo REIT	6.375%		BBB	536,305

	Oil, Gas & Consumable Fuels – 1.9%

80,000	Nustar Energy LP	8.500%		B1	1,777,600
50,000	Nustar Energy LP	7.625%		B1	1,061,000
9,796	Nustar Logistics Limited Partnership	9.087%		B+	246,859
	Total Oil, Gas & Consumable Fuels				3,085,459

	Thrifts & Mortgage Finance – 2.1%

6,255	Federal Agricultural Mortgage Corporation	6.875%		N/R	161,567
15,135	Federal Agricultural Mortgage Corporation	6.000%		N/R	386,094
103,800	New York Community Bancorp Inc.	6.375%		Ba1	2,809,866
	Total Thrifts & Mortgage Finance				3,357,527

	U.S. Agency – 1.0%

15,000	Farm Credit Bank of Texas, 144A, (5)	6.750%		Baa1	1,604,724
	Total $25 Par (or similar) Retail Preferred (cost $48,777,169)				47,562,145
	Total Long-Term Investments (cost $207,574,629)				205,384,297

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.4% (1.1% of Total Investments)

	REPURCHASE AGREEMENTS – 1.4% (1.1% of Total Investments)

$2,376	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/18, repurchase price $2,376,116, collateralized by $2,655,000 U.S. Treasury Notes, 1.625%, due 5/15/26, value $2,424,243	0.740%	5/01/18		$2,376,067
	Total Short-Term Investments (cost $2,376,067)				2,376,067
	Total Investments (cost $209,950,696) – 126.1%				207,760,364
	Borrowings – (25.8)% (6), (7)				(42,500,000)
	Other Assets Less Liabilities – (0.3)% (8)				(494,735)
	Net Assets Applicable to Common Shares – 100%				$164,765,629

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(40)	6/18	$(4,564,279)	$(4,540,313)	$23,966	$(2,500)

Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$4,000,000	Receive	3-Month LIBOR	2.822%	Semi-Annually	3/05/18	3/05/28	$48,114	$462	$47,652	$(7,000)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$—	$157,822,152	$—	$157,822,152
$25 Par (or similar) Retail Preferred	39,496,900	8,065,245	—	47,562,145

Short-Term Investments:
Repurchase Agreements	—	2,376,067	—	2,376,067

Investments in Derivatives:
Futures Contracts*	23,966	—	—	23,966
Interest Rate Swaps*	—	47,652	—	47,652
Total	$39,520,866	$168,311,116	$—	$207,831,982
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$210,138,390
Gross unrealized:
Appreciation	$2,435,460
Depreciation	(4,813,486)
Net unrealized appreciation (depreciation) of investments	$(2,378,026)

Tax cost of futures contracts	$ 23,966
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of swaps	$ 462
Net unrealized appreciation (depreciation) of swaps	47,652

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Borrowings as a percentage of Total Investments is 20.5%.

(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income 2022 Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2018